UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             Form 13F
                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number: ____________

This Amendment (Check only one.): 		[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name: 		HMI Capital, LLC
Address: 	One Maritime Plaza, Suite 2020
	   	San Francisco, CA 94111

Form 13F File Number:028-15224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Emily Brakebill
Title: Managing Director
Phone: 415-391-9500

/s/ Emily Brakebill           San Francisco, CA			5/14/2013
----------------------------  -----------------------------  ----------------

[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$    114,704
					(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
    FORM 13F INFORMATION TABLE
         COLUMN 1           COLUMN 2        COLUMN 3  COLUMN 4    	COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
                                                      VALUE      SHRS/    SH/  PUT/   INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER      TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE
AUTODESK INC                COM            052769106  14,019   339,846 SH             SOLE                339,846  0       0
CLEAR CHANNEL OUTDOOR HLDGS CL A           18451C109  16,197 2,162,465 SH             SOLE              2,162,465  0       0
COMSCORE INC                COM            20564W105  21,062 1,255,165 SH             SOLE              1,255,165  0       0
FISERV INC                  COM            337738108  11,178   127,220 SH             SOLE                127,220  0       0
NICE SYS LTD                SPONSORED ADR  653656108  15,785   428,600 SH             SOLE                428,600  0       0
ORACLE CORP                 COM            68389X105  19,301   597,000 SH             SOLE                597,000  0       0
SCHWAB CHARLES CORP NEW     COM            808513105  17,162   970,149 SH             SOLE                970,149  0       0

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